UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2026 to August 17, 2026

Commission File Number of issuing entity:  333-255934-07

Central Index Key Number of issuing entity:  0001987419

BMO 2023-C6 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4279413
38-4279414
38-7292519
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2026 a distribution was made to holders of the certificates issued by BMO 2023-C6 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BMO 2023-C6 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
5	10.84%	0	N/A

The following table sets forth, for the monthly distribution period from July 18, 2026 to August 17, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (2)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand in Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

BMO 2023-C6 Mortgage Trust CIK #: 0001987419	X	Bank of Montreal	5	$126,125,000	20.9%	2	49,200,000.00	8.26%	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		KeyBank National Association	2	63,950,000	10.6
		KeyBank National Association / Argentic Real Estate Finance 2 LLC	1	60,000,000	9.9
		Argentic Real Estate Finance 2 LLC	3	48,889,660	8.1
		Wells Fargo Bank, National Association	1	46,200,000	7.6
		LMF Commercial, LLC	7	45,372,210	7.5
		Goldman Sachs Mortgage Company	3	40,600,000	6.7
		Wells Fargo Bank, National Association / Argentic Real Estate Finance 2 LLC	1	33,979,723	5.6
		UBS AG	2	28,350,000	4.7
		Zions Bancorporation, N.A.	1	25,000,000	4.1
		UBS AG / LMF Commercial, LLC	1	25,000,000	4.1
		German American Capital Corporation	1	22,200,000	3.7
		Zions Bancorporation, N.A.	1	19,957,366	3.3
		Starwood Mortgage Capital LLC	3	18,800,000	3.1
BMO 2023-C6 Mortgage Trust Total			32	$604,423,959		2	49,200,000.00	8.26%	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0

(1) Refers to the mortgage loan seller of the related assets. “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.  Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

a.        Goldman Sachs Mortgage Company acquired the mortgage loans or portions thereof that were originated, co-originated or acquired by its affiliate, Goldman Sachs Bank USA.

b.       The Marriott Philadelphia West mortgage loan is part of a whole loan that was originated by Wells Fargo Bank, National Association.  Argentic Real Estate Finance 2 LLC acquired a portion of the Marriott Philadelphia West mortgage loan prior to the closing date from Wells Fargo Bank, National Association.

c.        Zions Bancorporation, N.A. acquired the Back Bay Office mortgage loan from Deutsche Bank AG, New York Branch.

(2) The percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are based on (i) an aggregate principal balance of approximately $604,423,959 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on August 30, 2023, and (ii) an aggregate principal balance of $595,873,868.87 as of August 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated August 17, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on August 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2026. The Central Index Key number for Bank of Montreal is 0000927971.

KeyBank National Association ("KeyBank") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2026. The Central Index Key number for KeyBank is 0001089877.

Argentic Real Estate Finance 2 LLC ("Argentic") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2026. The Central Index Key number for Argentic is 0001968416.

Wells Fargo Bank, National Association ("Wells Fargo") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for Wells Fargo is 0000740906.

UBS AG ("UBS AG") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

LMF Commercial, LLC ("LMF") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for LMF is 0001592182.

Zions Bancorporation, N.A. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 5, 2026. The Central Index Key number for Zions Bancorporation, N.A. is 0000109380.

Goldman Sachs Mortgage Company ("GSMC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for GSMC is 0001541502.

German American Capital Corporation ("GACC") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for GACC is 0001541294.

Starwood Mortgage Capital LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 5, 2026. The Central Index Key number for Starwood Mortgage Capital LLC is 0001548405.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 1, 2026 under Commission File No. 333-255934-07 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 1, 2026 under Commission File No. 333-255934-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2023-C6 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	07/17/2026	$174,806.56
Current Distribution Date	08/17/2026	$3,000.00

Whole Loan Custodial Account(s) (Skorpios Industrial Whole Loan and Marriott Philadelphia West Whole Loan)
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

REO Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2023-C6 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	07/17/2026	$7,068.69
Current Distribution Date	08/17/2026	$7,302.83

Interest Reserve Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2023-C6 Mortgage Trust, relating to the August 17, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 1, 2026 under Commission File No. 333-255934-07 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 1, 2026 under Commission File No. 333-255934-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: September 1, 2026